Risk Management (Details 25) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
Interest rate
Sensibility test for Life Insurance with Survival
Percentage adjustment to each assumption:	Variation of -5%
Traditional plans (contributing period)	R$ (74,077)
PGBL and VGBL (contributing period)	(9,217)
All plans(retirement benefit period)	(123,647)
Total	R$ (206,941)
Longevity
Sensibility test for Life Insurance with Survival
Percentage adjustment to each assumption:	0.2% .
Traditional plans (contributing period)	R$ (12,415)
PGBL and VGBL (contributing period)	(1,819)
All plans(retirement benefit period)	(63,917)
Total	R$ (78,151)
Conversion to income
Sensibility test for Life Insurance with Survival
Percentage adjustment to each assumption:	+ 5 b.p.
Traditional plans (contributing period)	R$ (29,520)
PGBL and VGBL (contributing period)	(38,797)
Total	R$ (68,317)